Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Text Block [Abstract]
Summary of Warrant Activity

The following table summarizes the warrant activity for the six months ended June 30, 2013:

Issued With / For	Exercise Price		Warrants Outstanding January 1, 2013	2013 Warrants Issued	2013 Warrants Exercised	IPO Adjustments(E)	Warrants Outstanding June 30, 2013
Non-Derivative Warrants:
Financing	$10.00		—	—	—	243,334	243,334
Financing	15.00		—	—	—	436,079	436,079
Debt Guarantee	4.00		228,288	—	(24,000)	—	204,288
Debt Guarantee	10.00		—	—	—	237,500	237,500
Debt Guarantee	15.00		—	—	—	585,645	585,645
Series A Pref. Stock	14.10		65,329	—	—	—	65,329
Consulting	10.00		—	—	—	29,138	29,138

	12.30	F	293,617	—	(24,000)	1,531,696	1,801,313
Derivative Warrants:
Financing	10.00	B	—	—	—	60,000	60,000
Financing	25.00	B	60,000	—	—	(60,000)	—
Financing	42.50	BCD	75,294	—	—	(75,294)	—
Financing	42.50	AD	54,314	2,941	—	(57,255)	—
Financing	42.50	ACD	120,865	6,471	—	(127,336)	—
Debt Guarantee	10.00	A	—	—	—	12,500	12,500
Debt Guarantee	25.00	ACD	212,000	—	—	(212,000)	—
Debt Guarantee	25.00	AD	95,000	—	—	(95,000)	—
Debt Guarantee	25.00	A	5,000	—	—	(5,000)	—
Debt Guarantee	32.45	ACD	40,000	—	—	(40,000)	—
Debt Guarantee	42.50	ACD	38,392	—	—	(38,392)	—
Debt Guarantee	42.50	BCD	37,000	—	—	(37,000)	—
Series B Pref. Stock	10.00	B	—	—	—	52,464	52,464
Series B Pref. Stock	25.00	B	52,464	—	—	(52,464)	—
Consulting	10.00	B	—	—	—	200	200
Consulting	12.50	AD	4,030	—	—	(4,030)	—
Consulting	14.10	AD	10,000	—	—	(10,000)	—
Consulting	25.00	B	200	—	—	(200)	—
Consulting	25.00	AD	4,000	—	—	(4,000)	—

	10.00	F	808,559	9,412	—	(692,807)	125,164

	$12.15	F	1,102,176	9,412	(24,000)	838,889	1,926,477

A	These warrants are subject to fair value accounting and contain exercise price and number of share adjustment features. See Note 9.
B	These warrants are subject to fair value accounting and contain an exercise price adjustment feature. See Note 9.
C	On February 11, 2013, these warrants held by John Pappajohn were amended to limit the adjustment feature(s) to $15.00 per share in an initial public offering (totaling 530,022 warrants).
D	The exercise price and/or number of share adjustment features of these warrants expired and are no longer subject to fair value accounting after our initial public offering.
E

On April 10, 2013 the Company completed the IPO at $10.00 per share. The shares of common stock issuable upon the exercise of warrants outstanding as of June 30, 2013 increased to 1,926,477 shares and the exercise prices of 1,656,860 warrants were adjusted as a result of the share and exercise price adjustment features described above.

F	Weighted average exercise prices are as of June 30, 2013.

The following table summarizes the warrant activity for the years ending December 31, 2012, 2011 and 2010:

Issued With / For	Exercise Price		Warrants Outstanding January 1, 2010	2010 Warrants Issued	Warrants Outstanding December 31, 2010	2011 Warrants Issued	2011 Warrants Exercised	2011 Warrants Amended	Warrants Outstanding December 31, 2011	2012 Warrants Issued	2012 Warrants Exercised	2012 Warrants Surrendered	2012 Warrants Expired	Warrants Outstanding December 31, 2012
Debt Guarantee	$4.00		—	—	—	—	—	228,288	228,288	—	—	—	—	228,288
Series A Pref. Stock	10.75		30,000	—	30,000	—	—	—	30,000	—	(30,000)	—	—	—
Series A Pref. Stock	14.10		89,214	—	89,214	—	—	—	89,214	—	(18,616)	—	(5,269)	65,329
Financing	14.10		12,411	—	12,411	—	(3,546)	—	8,865	—	(2,482)	—	(6,383)	—

	6.25		131,625	—	131,625	—	(3,546)	228,288	356,367	—	(51,098)	—	(11,652)	293,617
Series A Pref. Stock	4.00	A	7,325	—	7,325	—	—	—	7,325	—	(3,812)	—	(3,513)	—
Financing	25.00	B	—	—	—	60,000	—	—	60,000	—	—	—	—	60,000
Financing	42.50	BCD	—	—	—	42,353	—	—	42,353	189,117	—	(156,176)	—	75,294
Financing	42.50	AD	—	—	—	—	—	—	—	54,314	—	—	—	54,314
Financing	42.50	ACD	—	—	—	—	—	—	—	120,865	—	—	—	120,865
Debt Guarantee	25.00	A	228,288	—	228,288	—	—	(228,288)	—	—	—	—	—	—
Debt Guarantee	25.00	AC	140,000	72,000	212,000	—	—	—	212,000	—	—	—	—	212,000
Debt Guarantee	25.00	A	100,000	—	100,000	—	—	—	100,000	—	—	—	—	100,000
Debt Guarantee	32.45	AC	—	—	—	40,000	—	—	40,000	—	—	—	—	40,000
Debt Guarantee	42.50	ACD	—	—	—	—	—	—	—	75,392	—	(37,000)	—	38,392
Debt Guarantee	42.50	BCD	—	—	—	—	—	—	—	37,000	—	—	—	37,000
Series B Pref. Stock	25.00	B	—	52,464	52,464	—	—	—	52,464	—	—	—	—	52,464
Consulting	12.50	A	—	4,030	4,030	—	—	—	4,030	—	—	—	—	4,030
Consulting	14.10	A	—	10,000	10,000	—	—	—	10,000	—	—	—	—	10,000
Consulting	25.00	B	—	—	—	200	—	—	200	—	—	—	—	200
Consulting	25.00	A	—	—	—	4,000	—	—	4,000	—	—	—	—	4,000

	32.22		475,613	138,494	614,107	146,553	—	(228,288)	532,372	476,688	(3,812)	(193,176)	(3,513)	808,559

	$25.30		607,238	138,494	745,732	146,553	(3,546)	—	888,739	476,688	(54,910)	(193,176)	(15,165)	1,102,176

A	These warrants are subject to fair value accounting and contain exercise price and number of share adjustment features. See Note 13.
B	These warrants are subject to fair value accounting and contain an exercise price adjustment feature. See Note 13.
C	Subsequent to year end, these warrants held by John Pappajohn were amended to limit the adjustment feature(s) to $15.00 per share in an initial public offering (totaling 523,551 warrants).
D	The exercise price and/or number of share adjustment features of these warrants expire and will no longer be subject to fair value accounting after an initial public offering.